Note 1 - Basis of Presentation and General Information (Details Textual)				6 Months Ended		12 Months Ended	120 Months Ended
	Jan. 26, 2026 USD ($)	May 06, 2025 USD ($) shares	Mar. 30, 2023 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 shares	Jun. 30, 2026 shares	Apr. 17, 2025
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares) | shares							21,832,502
Common Stock, Shares, Outstanding (in shares) | shares				120,892,607			120,892,607
Payments of Distributions to Affiliates | $				$ (0)	$ 100,000,000
Number of Container Vessels				69		69	69
Carrying Capacity of Vessels at Period End (TEU)				519,530		519,530	519,530
LIBERIA
Number of Subsidiaries				95			95
MARSHALL ISLANDS
Number of Subsidiaries				15			15
Company Incorporated Under Laws of Jersey [Member] | LIBERIA
Number of Subsidiaries				8			8
Company Incorporated Under Laws of Jersey [Member] | MARSHALL ISLANDS
Number of Subsidiaries				52			52
Company Incorporated Under Laws of Jersey [Member] | JERSEY
Number of Majority Owned Subsidiaries				1			1
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				308,678	314,891
Neptune [Member]
Investment, Agreed Amount | $	$ 247,809,000
Business Acquisition, Percentage of Voting Interests Acquired			75.00%
Neptune [Member] | Common Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired			40.00%
Neptune [Member] | Preferred Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired			79.05%
Neptune [Member]
Investment, Agreed Amount | $			$ 200,000,000
Costamare Bulkers Holdings Limited (CBHL) [Member]
Number of Controlled Companies								67
Number of Controlled Companies, Dry Bulk Vessels Owned								38
Number of Controlled Companies, Dry Bulk Vessels Previously Owned or To-Be-Sold								17
Number of Controlled Companies, Dry Bulk Vessels To-Be-Acquired								12
Costamare Bulkers Inc. (“CBI”) [Member]
Conversion of Stock, Shares Issued (in shares) | shares		5				5
Net Assets | $		$ 699,239
Payments of Distributions to Affiliates | $		100,000
Payment for Debt Extinguishment or Debt Prepayment Cost | $		$ 150,225
Costamare Shareholders [Member] | Costamare Bulkers Inc. (“CBI”) [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		24,022,218
Konstantakopoulos Family [Member]
Percentage Ownership				62.10%			62.10%
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				299,200